Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss) attributable to NCF Wealth Holding Limited	$ 60,284,971	$ 35,987,631	$ (13,157,161)
Less: Net income allocated to participating securities	2,848,612	1,700,503
Net income (loss) available to ordinary shareholders of NCF Wealth Holding Limited	$ 57,436,359	$ 34,287,128	$ (13,157,161)
Denominator:
Weighted average basic ordinary shares outstanding	1,091,569,209	1,091,569,209	1,088,230,612
Weighted average additional ordinary shares outstanding if preferred shares converted to ordinary shares (if dilutive)	54,137,425	54,137,425
Total weighted average common shares outstanding if preferred shares converted to ordinary shares	1,145,706,634	1,145,706,634	1,088,230,612
Income (loss) per ordinary share:
Basic	$ 0.05	$ 0.03	$ (0.01)
Diluted	$ 0.05	$ 0.03	$ (0.01)